SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lawsuit insurance receivable	$ 1,486,000
Prepaid insurance	104,000	419,000
Prepaid expenses	17,000	181,000
Other	258,000	345,000
Total other current assets	$ 1,865,000	$ 945,000